Significant Accounting Policies - Schedule of Fair Value of Investments Held in Trust Account (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Cash [Member] | NorthView Acquisition Corp [Member]
Schedule of Fair Value of Investments Held in Trust Account [Line Items]
Fair values of investments held in the Trust Account	$ 1,920,401	$ 8,330,835